VANECK INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

July 31, 2022 (unaudited)

	Par (000's	)	Value
FLOATING RATE NOTES: 99.5%
Australia: 9.6%
ASB Bank Ltd. 144A 1.77% (ICE LIBOR USD 3 Month+0.97%), 06/14/23	$1,250		$1,249,975
Commonwealth Bank of Australia 144A
0.68% (United States Secured Overnight Financing Rate+0.40%), 07/07/25	22,592		22,188,479
0.79% (United States Secured Overnight Financing Rate+0.52%), 06/15/26	8,060		7,881,180
1.01% (United States Secured Overnight Financing Rate+0.74%), 03/14/25	10,250		10,200,835
1.58% (ICE LIBOR USD 3 Month+0.70%), 03/16/23	1,200		1,201,874
Macquarie Bank Ltd. 144A
1.00% (United States Secured Overnight Financing Rate+0.30%), 04/06/23	2,200		2,189,638
1.59% (United States Secured Overnight Financing Rate+1.31%), 03/21/25	7,675		7,674,777
Macquarie Group Ltd. 144A
1.53% (ICE LIBOR USD 3 Month+1.02%), 11/28/23	1,800		1,799,048
2.32% (ICE LIBOR USD 3 Month+1.35%), 03/27/24	2,155		2,156,689
National Australia Bank Ltd. 144A
0.66% (United States Secured Overnight Financing Rate+0.38%), 01/12/25	8,050		7,952,465
0.93% (United States Secured Overnight Financing Rate+0.65%), 01/12/27	8,050		7,875,857
1.61% (ICE LIBOR USD 3 Month+0.60%), 04/12/23	1,100		1,091,007
National Australia Bank Ltd./New York 144A 2.28% (United States Secured Overnight Financing Rate+0.86%), 06/09/25	8,050		8,029,371
Westpac Banking Corp.
0.51% (United States Secured Overnight Financing Rate+0.30%), 11/18/24	12,075		11,898,065
1.23% (ICE LIBOR USD 3 Month+0.72%), 05/15/23	1,650		1,653,833
	Par (000’s	)	Value
Australia (continued)
1.28% (ICE LIBOR USD 3 Month+0.77%), 02/26/24	$2,125		$2,130,343
2.33% (United States Secured Overnight Financing Rate+1.00%), 08/26/25	8,850		8,812,532
			105,985,968
Canada: 6.9%
Bank of Montreal
0.53% (United States Secured Overnight Financing Rate Compound Index+0.27%), 09/15/23	1,419		1,406,267
0.60% (United States Secured Overnight Financing Rate Compound Index+0.35%), 12/08/23	2,525		2,504,247
0.60% (United States Secured Overnight Financing Rate Compound Index+0.32%), 07/09/24 †	2,335		2,296,054
0.94% (United States Secured Overnight Financing Rate Compound Index+0.68%), 03/10/23	3,348		3,339,831
0.96% (United States Secured Overnight Financing Rate Compound Index+0.71%), 03/08/24	2,125		2,110,286
Bank of Nova Scotia
0.53% (United States Secured Overnight Financing Rate+0.26%), 09/15/23	1,333		1,321,266
0.66% (United States Secured Overnight Financing Rate+0.38%), 07/31/24	2,750		2,705,713
0.72% (United States Secured Overnight Financing Rate Compound Index+0.45%), 04/15/24	2,750		2,719,647
0.82% (United States Secured Overnight Financing Rate Compound Index+0.55%), 09/15/23	3,575		3,558,366
Canadian Imperial Bank of Commerce
0.62% (United States Secured Overnight Financing Rate+0.34%), 06/22/23	1,109		1,100,712
0.67% (United States Secured Overnight Financing Rate Compound Index+0.40%), 12/14/23	2,550		2,530,072
0.70% (United States Secured Overnight Financing Rate+0.42%), 10/18/24	11,256		11,014,392

1

VANECK INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Canada (continued)
1.08% (United States Secured Overnight Financing Rate+0.80%), 03/17/23	$2,800		$2,799,528
1.22% (United States Secured Overnight Financing Rate+0.94%), 04/07/25	10,450		10,322,120
1.46% (ICE LIBOR USD 3 Month+0.66%), 09/13/23	1,115		1,112,466
Enbridge, Inc.
0.60% (United States Secured Overnight Financing Rate+0.40%), 02/17/23	1,135		1,130,920
0.83% (United States Secured Overnight Financing Rate Compound Index+0.63%), 02/16/24	2,540		2,506,801
Federation des Caisses Desjardins du Quebec 144A 0.65% (United States Secured Overnight Financing Rate+0.43%), 05/21/24	2,275		2,232,835
Royal Bank of Canada
0.58% (United States Secured Overnight Financing Rate Compound Index+0.30%), 01/19/24	2,954		2,918,500
0.62% (United States Secured Overnight Financing Rate Compound Index+0.34%), 10/07/24	2,166		2,116,295
0.64% (United States Secured Overnight Financing Rate Compound Index+0.36%), 07/29/24 †	2,744		2,695,908
0.73% (United States Secured Overnight Financing Rate Compound Index+0.45%), 10/26/23	2,178		2,162,796
Toronto-Dominion Bank
0.46% (United States Secured Overnight Financing Rate+0.22%), 06/02/23	1,817		1,806,040
0.60% (United States Secured Overnight Financing Rate+0.35%), 03/04/24	3,170		3,129,085
0.61% (United States Secured Overnight Financing Rate+0.35%), 09/10/24	3,787		3,708,111
	Par (000’s	)	Value
Canada (continued)
0.73% (United States Secured Overnight Financing Rate+0.45%), 09/28/23	$1,100		$1,093,635
			76,341,893
Cayman Islands: 0.2%
MassMutual Global Funding II 144A 0.64% (United States Secured Overnight Financing Rate+0.36%), 04/12/24	2,550		2,524,489
China: 0.3%
Tencent Holdings Ltd. 144A 1.90% (ICE LIBOR USD 3 Month+0.91%), 04/11/24	3,200		3,193,760
France: 2.3%
Banque Federative du Credit Mutuel SA 144A 0.58% (United States Secured Overnight Financing Rate Compound Index+0.41%), 02/04/25	11,397		11,160,738
BPCE SA 144A 2.04% (ICE LIBOR USD 3 Month+1.24%), 09/12/23	1,275		1,276,452
Credit Agricole SA 144A 2.20% (ICE LIBOR USD 3 Month+1.02%), 04/24/23	1,240		1,242,232
Societe Generale SA 144A 1.33% (United States Secured Overnight Financing Rate+1.05%), 01/21/26	12,150		11,728,959
			25,408,381
Germany: 0.5%
Bayer US Finance II LLC 144A 1.84% (ICE LIBOR USD 3 Month+1.01%), 12/15/23 †	5,425		5,415,785
Ireland: 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 0.96% (United States Secured Overnight Financing Rate+0.68%), 09/29/23	1,250		1,231,900
Japan: 3.8%
Mitsubishi UFJ Financial Group, Inc.
1.24% (ICE LIBOR USD 3 Month+0.74%), 03/02/23	1,669		1,670,905
2.07% (ICE LIBOR USD 3 Month+0.86%), 07/26/23	3,696		3,709,662
Mizuho Financial Group, Inc. 1.13% (ICE LIBOR USD 3 Month+0.63%), 05/25/24	4,625		4,586,030

2

	Par (000’s	)	Value
Japan (continued)
1.16% (United States Secured Overnight Financing Rate+0.96%), 05/22/26	$10,100		$9,831,729
1.37% (ICE LIBOR USD 3 Month+0.79%), 03/05/23	1,925		1,926,887
1.65% (ICE LIBOR USD 3 Month+0.85%), 09/13/23	1,100		1,099,100
1.75% (ICE LIBOR USD 3 Month+1.00%), 09/11/24	4,671		4,662,641
Sumitomo Mitsui Financial Group, Inc.
1.16% (United States Secured Overnight Financing Rate+0.88%), 01/14/27	8,050		7,785,684
1.84% (ICE LIBOR USD 3 Month+0.80%), 10/16/23	1,868		1,868,922
1.90% (ICE LIBOR USD 3 Month+0.86%), 07/19/23	1,100		1,102,048
Sumitomo Mitsui Trust Bank Ltd. 144A 0.71% (United States Secured Overnight Financing Rate+0.44%), 09/16/24	3,275		3,222,001
			41,465,609
Netherlands: 1.6%
Cooperatieve Rabobank UA 0.58% (United States Secured Overnight Financing Rate Compound Index+0.30%), 01/12/24	3,300		3,270,843
ING Groep NV
1.92% (United States Secured Overnight Financing Rate Compound Index+1.64%), 03/28/26	8,050		8,047,185
1.96% (ICE LIBOR USD 3 Month+1.00%), 10/02/23	1,115		1,112,067
Shell International Finance BV 0.79% (ICE LIBOR USD 3 Month+0.40%), 11/13/23	1,250		1,247,458
Siemens Financieringsmaatschappij NV 144A 0.69% (United States Secured Overnight Financing Rate+0.43%), 03/11/24 †	4,350		4,326,628
			18,004,181
Norway: 0.9%
DNB Bank ASA 144A 1.11% (United States Secured Overnight Financing Rate Compound Index+0.83%), 03/28/25	9,800		9,692,078
	Par (000’s	)	Value
Spain: 0.4%
Banco Santander SA
1.00% (United States Secured Overnight Financing Rate+1.24%), 05/24/24	$2,725		$2,717,301
1.55% (ICE LIBOR USD 3 Month+1.09%), 02/23/23	1,100		1,099,864
2.13% (ICE LIBOR USD 3 Month+1.12%), 04/12/23	1,100		1,099,456
			4,916,621
Switzerland: 2.0%
Credit Suisse Group AG 144A
2.00% (ICE LIBOR USD 3 Month+1.20%), 12/14/23	2,125		2,119,051
2.04% (ICE LIBOR USD 3 Month+1.24%), 06/12/24	3,156		3,164,161
UBS AG 144A 0.54% (United States Secured Overnight Financing Rate+0.36%), 02/09/24	4,200		4,174,780
UBS Group AG 144A
1.46% (ICE LIBOR USD 3 Month+0.95%), 08/15/23	2,800		2,799,374
2.51% (United States Secured Overnight Financing Rate+1.58%), 05/12/26	9,650		9,664,265
			21,921,631
United Kingdom: 8.4%
ANZ New Zealand Int'l Ltd./London 144A 0.81% (United States Secured Overnight Financing Rate+0.60%), 02/18/25	8,200		8,087,527
Barclays Plc 1.84% (ICE LIBOR USD 3 Month+1.38%), 05/16/24	6,455		6,429,253
HSBC Holdings Plc
0.79% (United States Secured Overnight Financing Rate+0.58%), 11/22/24	8,078		7,873,116
1.49% (ICE LIBOR USD 3 Month+1.00%), 05/18/24	8,395		8,348,308
1.68% (United States Secured Overnight Financing Rate+1.43%), 03/10/26	8,050		7,946,156
1.98% (ICE LIBOR USD 3 Month+1.23%), 03/11/25	8,050		7,977,087
2.18% (ICE LIBOR USD 3 Month+1.38%), 09/12/26	12,062		11,947,927
NatWest Group Plc 2.77% (ICE LIBOR USD 3 Month+1.55%), 06/25/24	3,175		3,175,406
NatWest Markets Plc 144A

3

VANECK INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United Kingdom (continued)
2.90% (United States Secured Overnight Financing Rate+1.45%), 03/22/25	$8,075		$8,072,891
Standard Chartered Plc 144A
1.14% (United States Secured Overnight Financing Rate+0.93%), 11/23/25	8,050		7,878,973
1.53% (United States Secured Overnight Financing Rate+1.25%), 10/14/23	1,100		1,098,154
3.26% (United States Secured Overnight Financing Rate+1.74%), 03/30/26	8,050		8,010,663
UBS AG 144A
0.55% (United States Secured Overnight Financing Rate+0.32%), 06/01/23	2,200		2,193,533
0.63% (United States Secured Overnight Financing Rate+0.45%), 08/09/24	4,225		4,194,407
			93,233,401
United States: 62.5%
American Electric Power Co., Inc. 1.77% (ICE LIBOR USD 3 Month+0.48%), 11/01/23	1,500		1,491,265
American Express Co.
0.40% (United States Secured Overnight Financing Rate Compound Index+0.23%), 11/03/23	1,341		1,329,872
0.82% (United States Secured Overnight Financing Rate Compound Index+0.65%), 11/04/26	8,063		7,804,591
1.18% (United States Secured Overnight Financing Rate+0.93%), 03/04/25	8,075		8,013,887
1.57% (United States Secured Overnight Financing Rate Compound Index+0.72%), 05/03/24	2,125		2,110,584
2.04% (ICE LIBOR USD 3 Month+0.75%), 08/03/23	1,100		1,099,700
American Honda Finance Corp. 0.63% (ICE LIBOR USD 3 Month+0.15%), 02/22/23	1,220		1,217,366
Analog Devices, Inc. 0.53% (United States Secured Overnight Financing Rate+0.25%), 10/01/24	2,429		2,373,444
	Par (000’s	)	Value
United States (continued)
AT&T, Inc.
0.92% (United States Secured Overnight Financing Rate Compound Index+0.64%), 03/25/24	$3,185		$3,147,624
1.98% (ICE LIBOR USD 3 Month+1.18%), 06/12/24	6,784		6,766,291
Athene Global Funding 144A 0.92% (United States Secured Overnight Financing Rate Compound Index+0.70%), 05/24/24	6,475		6,326,961
Atmos Energy Corp. 1.02% (ICE LIBOR USD 3 Month+0.38%), 03/09/23 †	2,550		2,546,207
Bank of America Corp.
0.84% (United States Secured Overnight Financing Rate+0.66%), 02/04/25	12,075		11,843,022
0.91% (Bloomberg 3 Month Short Term Bank Yield Index+0.43%), 05/28/24	5,265		5,185,235
0.97% (United States Secured Overnight Financing Rate+0.69%), 04/22/25	9,668		9,466,482
1.01% (United States Secured Overnight Financing Rate+0.73%), 10/24/24	8,038		7,943,504
1.08% (ICE LIBOR USD 3 Month+0.77%), 02/05/26	22,379		21,933,754
1.23% (United States Secured Overnight Financing Rate+1.05%), 02/04/28	8,058		7,703,255
1.37% (ICE LIBOR USD 3 Month+0.79%), 03/05/24	6,321		6,276,595
1.61% (United States Secured Overnight Financing Rate+1.33%), 04/02/26	8,025		7,925,029
1.94% (United States Secured Overnight Financing Rate+1.10%), 04/25/25	8,125		8,033,648
2.14% (ICE LIBOR USD 3 Month+0.96%), 07/23/24	2,120		2,109,489
Bank of New York Mellon Corp. 2.29% (ICE LIBOR USD 3 Month+1.05%), 10/30/23	1,789		1,790,313
BMW US Capital LLC 144A 0.57% (United States Secured Overnight Financing Rate Compound Index+0.38%), 08/12/24	3,225		3,175,509

4

	Par (000’s	)	Value
United States (continued)
0.81% (United States Secured Overnight Financing Rate Compound Index+0.53%), 04/01/24	$3,229		$3,200,375
Capital One Financial Corp. 0.94% (United States Secured Overnight Financing Rate+0.69%), 12/06/24	14,625		14,117,953
Caterpillar Financial Services Corp.
0.45% (United States Secured Overnight Financing Rate+0.24%), 05/17/24	2,112		2,088,693
0.54% (United States Secured Overnight Financing Rate+0.27%), 09/13/24	3,162		3,106,501
1.38% (United States Secured Overnight Financing Rate+0.45%), 11/13/23	1,125		1,123,762
CenterPoint Energy Resources Corp. 1.00% (ICE LIBOR USD 3 Month+0.50%), 03/02/23	1,293		1,289,648
CenterPoint Energy, Inc. 0.84% (United States Secured Overnight Financing Rate Compound Index+0.65%), 05/13/24	2,963		2,898,153
Charles Schwab Corp.
0.71% (United States Secured Overnight Financing Rate Compound Index+0.52%), 05/13/26	8,038		7,786,359
0.78% (United States Secured Overnight Financing Rate Compound Index+0.50%), 03/18/24	5,254		5,221,292
Charles Schwab Corp./The 1.29% (United States Secured Overnight Financing Rate Compound Index+1.05%), 03/03/27	8,015		7,897,152
Chevron USA, Inc. 0.58% (ICE LIBOR USD 3 Month+0.20%), 08/11/23	1,250		1,250,939
Cigna Corp. 1.93% (ICE LIBOR USD 3 Month+0.89%), 07/15/23	1,709		1,713,494
Citigroup, Inc. 0.95% (United States Secured Overnight Financing Rate+0.67%), 05/01/25	8,050		7,847,240
	Par (000’s	)	Value
United States (continued)
0.97% (United States Secured Overnight Financing Rate+0.69%), 01/25/26	$8,074		$7,805,766
1.00% (United States Secured Overnight Financing Rate+1.37%), 05/24/25	8,050		8,022,258
1.05% (ICE LIBOR USD 3 Month+0.55%), 08/25/36	8,435		6,769,141
1.50% (United States Secured Overnight Financing Rate+1.28%), 02/24/28	8,075		7,770,656
1.55% (ICE LIBOR USD 3 Month+1.02%), 06/01/24	4,205		4,168,751
1.57% (ICE LIBOR USD 3 Month+1.10%), 05/17/24 †	6,302		6,291,845
1.81% (United States Secured Overnight Financing Rate+1.53%), 03/17/26	8,065		7,994,945
1.95% (ICE LIBOR USD 3 Month+1.43%), 09/01/23	4,444		4,442,372
2.22% (ICE LIBOR USD 3 Month+1.25%), 07/01/26	10,457		10,285,909
Comcast Corp. 1.67% (ICE LIBOR USD 3 Month+0.63%), 04/15/24	2,116		2,117,280
Credit Suisse AG
0.56% (United States Secured Overnight Financing Rate Compound Index+0.38%), 08/09/23	1,310		1,301,062
0.67% (United States Secured Overnight Financing Rate Compound Index+0.39%), 02/02/24	4,210		4,147,816
Daimler Trucks Finance North America LLC 144A
0.78% (United States Secured Overnight Financing Rate+0.50%), 06/14/23	1,125		1,120,357
1.28% (United States Secured Overnight Financing Rate+1.00%), 04/05/24	2,115		2,105,217
Deutsche Bank NY 0.68% (United States Secured Overnight Financing Rate+0.50%), 11/08/23	1,650		1,631,565
Dominion Energy, Inc. 1.36% (ICE LIBOR USD 3 Month+0.53%), 09/15/23	2,236		2,224,536
Duke Energy Corp.

5

VANECK INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
0.51% (United States Secured Overnight Financing Rate+0.25%), 06/10/23	$1,250		$1,241,200
Equitable Financial Life Global Funding 144A 0.67% (United States Secured Overnight Financing Rate+0.39%), 04/06/23	1,594		1,587,622
Florida Power & Light Co.
0.44% (United States Secured Overnight Financing Rate Compound Index+0.25%), 05/10/23	2,175		2,165,807
0.66% (United States Secured Overnight Financing Rate Compound Index+0.38%), 01/12/24	3,890		3,845,160
GA Global Funding Trust 144A 0.77% (United States Secured Overnight Financing Rate+0.50%), 09/13/24	2,250		2,181,960
General Electric Co. 0.70% (ICE LIBOR USD 3 Month+0.38%), 05/05/26	14,432		13,699,384
General Motors Financial Co., Inc. 1.40% (United States Secured Overnight Financing Rate+1.20%), 11/17/23	1,830		1,805,903
Goldman Sachs Group, Inc.
0.74% (United States Secured Overnight Financing Rate+0.54%), 11/17/23	1,124		1,116,566
0.83% (United States Secured Overnight Financing Rate+0.58%), 03/08/24	2,944		2,901,786
0.98% (United States Secured Overnight Financing Rate+0.70%), 01/24/25	10,450		10,233,402
1.21% (ICE LIBOR USD 3 Month+0.75%), 02/23/23	5,847		5,839,756
1.68% (ICE LIBOR USD 3 Month+1.17%), 05/15/26	22,491		22,058,469
2.11% (ICE LIBOR USD 3 Month+1.60%), 11/29/23	7,561		7,597,657
2.99% (ICE LIBOR USD 3 Month+1.75%), 10/28/27	15,970		15,877,643
Goldman Sachs Group, Inc./The
	Par (000’s	)	Value
United States (continued)
0.87% (United States Secured Overnight Financing Rate+0.62%), 12/06/23	$2,100		$2,078,816
Hartford Financial Services Group, Inc. 144A 2.63% (ICE LIBOR USD 3 Month+2.12%), 02/12/47	8,022		6,528,022
John Deere Capital Corp.
0.40% (United States Secured Overnight Financing Rate+0.12%), 07/10/23	1,738		1,732,265
0.48% (United States Secured Overnight Financing Rate+0.20%), 10/11/24	9,683		9,536,186
JPMorgan Chase & Co.
0.77% (United States Secured Overnight Financing Rate+0.54%), 06/01/25	8,057		7,862,521
0.86% (United States Secured Overnight Financing Rate+0.58%), 03/16/24	5,255		5,206,340
0.86% (United States Secured Overnight Financing Rate+0.58%), 06/23/25	8,060		7,852,518
1.00% (United States Secured Overnight Financing Rate+0.97%), 06/14/25	8,050		7,945,741
1.05% (United States Secured Overnight Financing Rate+0.77%), 09/22/27	8,051		7,631,576
1.14% (United States Secured Overnight Financing Rate+0.92%), 02/24/26	12,075		11,761,261
1.16% (United States Secured Overnight Financing Rate+0.89%), 04/22/27	8,050		7,713,917
1.40% (United States Secured Overnight Financing Rate+1.18%), 02/24/28	12,100		11,668,569
1.84% (ICE LIBOR USD 3 Month+0.85%), 01/10/25	8,040		7,973,194
1.91% (ICE LIBOR USD 3 Month+0.73%), 04/23/24	2,106		2,091,555
2.07% (ICE LIBOR USD 3 Month+0.89%), 07/23/24	4,203		4,189,928
2.08% (United States Secured Overnight Financing Rate+1.32%), 04/26/26	8,105		8,004,650

6

	Par (000’s	)	Value
United States (continued)
2.41% (ICE LIBOR USD 3 Month+1.23%), 10/24/23	$4,444		$4,447,254
Lincoln National Corp. 2.83% (ICE LIBOR USD 3 Month+2.36%), 05/17/66	8,975		6,955,625
Magallanes, Inc. 144A 2.05% (United States Secured Overnight Financing Rate Compound Index+1.78%), 03/15/24	2,125		2,117,853
MassMutual Global Funding II 144A 0.55% (United States Secured Overnight Financing Rate+0.27%), 10/21/24	8,075		7,960,223
Metropolitan Life Global Funding I 144A
0.58% (United States Secured Overnight Financing Rate+0.30%), 09/27/24	2,150		2,114,560
0.60% (United States Secured Overnight Financing Rate+0.32%), 01/07/24	2,650		2,627,078
Morgan Stanley
0.90% (United States Secured Overnight Financing Rate+0.62%), 01/24/25	20,175		19,743,730
1.16% (United States Secured Overnight Financing Rate+0.95%), 02/18/26	11,995		11,767,221
1.44% (United States Secured Overnight Financing Rate+1.17%), 04/17/25	8,060		7,990,259
1.56% (ICE LIBOR USD 3 Month+1.22%), 05/08/24	7,360		7,363,035
2.58% (ICE LIBOR USD 3 Month+1.40%), 10/24/23	5,570		5,575,957
New York Life Global Funding 144A
0.50% (United States Secured Overnight Financing Rate+0.22%), 02/02/23	1,890		1,884,819
NextEra Energy Capital Holdings, Inc.
0.68% (United States Secured Overnight Financing Rate Compound Index+0.40%), 11/03/23	3,250		3,210,109
0.75% (ICE LIBOR USD 3 Month+0.27%), 02/22/23	3,586		3,569,179
	Par (000’s	)	Value
United States (continued)
0.77% (United States Secured Overnight Financing Rate Compound Index+0.54%), 03/01/23	$1,100		$1,095,223
PPL Electric Utilities Corp. 0.61% (United States Secured Overnight Financing Rate+0.33%), 06/24/24 †	2,881		2,827,770
Public Storage 0.75% (United States Secured Overnight Financing Rate+0.47%), 04/23/24	3,076		3,061,522
Roche Holdings, Inc. 144A
0.59% (United States Secured Overnight Financing Rate+0.33%), 09/11/23	1,700		1,693,316
0.82% (United States Secured Overnight Financing Rate+0.56%), 03/10/25	12,075		12,037,907
Simon Property Group LP 0.71% (United States Secured Overnight Financing Rate Compound Index+0.43%), 01/11/24	2,231		2,206,892
Southern Co./The 0.56% (United States Secured Overnight Financing Rate+0.37%), 05/10/23	1,475		1,463,858
Starbucks Corp. 0.61% (United States Secured Overnight Financing Rate Compound Index+0.42%), 02/14/24	2,231		2,209,859
Thermo Fisher Scientific, Inc.
0.63% (United States Secured Overnight Financing Rate Compound Index+0.35%), 04/18/23	2,200		2,193,621
0.67% (United States Secured Overnight Financing Rate Compound Index+0.39%), 10/18/23	1,100		1,091,832
0.81% (United States Secured Overnight Financing Rate Compound Index+0.53%), 10/18/24	8,062		7,923,077
Toyota Motor Credit Corp.
0.48% (United States Secured Overnight Financing Rate+0.20%), 02/13/23	2,150		2,145,323
0.56% (United States Secured Overnight Financing Rate+0.29%), 09/13/24	2,536		2,503,980

7

VANECK INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
0.60% (United States Secured Overnight Financing Rate+0.32%), 04/06/23	$1,655		$1,650,582
0.61% (United States Secured Overnight Financing Rate Compound Index+0.33%), 01/11/24	3,159		3,138,814
0.63% (United States Secured Overnight Financing Rate+0.35%), 06/13/23	1,647		1,642,509
1.00% (United States Secured Overnight Financing Rate Compound Index+0.65%), 12/29/23	2,750		2,750,572
Truist Bank
0.48% (United States Secured Overnight Financing Rate+0.20%), 01/17/24	5,275		5,208,047
0.99% (United States Secured Overnight Financing Rate+0.73%), 03/09/23	1,100		1,098,832
Truist Financial Corp. 0.66% (United States Secured Overnight Financing Rate+0.40%), 06/09/25	16,074		15,590,149
United Parcel Service, Inc. 1.42% (ICE LIBOR USD 3 Month+0.45%), 04/01/23	1,242		1,241,969
Verizon Communications, Inc.
	Par (000’s	)	Value
United States (continued)
1.07% (United States Secured Overnight Financing Rate Compound Index+0.79%), 03/20/26	$11,684		$11,463,526
1.61% (ICE LIBOR USD 3 Month+1.10%), 05/15/25	22,348		22,315,297
Volkswagen Group of America Finance LLC 144A 1.00% (United States Secured Overnight Financing Rate+0.95%), 06/07/24	2,250		2,246,525
Wells Fargo & Co.
2.07% (United States Secured Overnight Financing Rate+1.32%), 04/25/26	12,075		11,930,838
2.47% (ICE LIBOR USD 3 Month+1.23%), 10/31/23	4,479		4,482,827
			691,825,607
Total Floating Rate Notes (Cost: $1,119,847,605)			1,101,161,304

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0% (Cost: $318,818)
Money Market Fund: 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio	318,818		318,818
Total Investments: 99.5% (Cost: $1,120,166,423)			1,101,480,122
Other assets less liabilities: 0.5%			5,727,628
NET ASSETS: 100.0%			$1,107,207,750

Definitions:

USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $7,430,963.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $257,873,235, or 23.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Cyclicals	1.1%	$11,714,785
Consumer Non-Cyclicals	1.6	18,026,012
Energy	0.5	6,136,118
Financials	86.0	947,381,400
Healthcare	1.7	18,337,809
Industrials	1.4	15,168,709
Real Estate	0.5	5,268,414
Technology	4.5	49,259,942
Utilities	2.7	29,868,115
	100.0%	$1,101,161,304
8